Equity, Capital and Other Interests Equity, Capital and Other Interest Redeemable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interests Operating Partnership	$ 398,372	$ 416,404	$ 383,540	$ 258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Redemption Value Limited Partners	398,372	416,404	383,540	258,280
Limited Partners Change In Redemption Value	(38,734)	22,714	129,918
Limited Partners Change In Carrying Value	$ 20,702	$ 10,150	$ (4,658)